Promissory Notes Payable, Convertible Debentures, and Silver Loan (Details Narrative)																									1 Months Ended						3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
		Jun. 05, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 25, 2025 USD ($)	Mar. 21, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 17, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 30, 2024 USD ($)	Dec. 19, 2024 USD ($)	Dec. 12, 2024 USD ($)	Nov. 08, 2024 USD ($)	Nov. 06, 2024 USD ($)	Sep. 25, 2024 USD ($)	Aug. 08, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 23, 2023 USD ($)	Feb. 21, 2023 USD ($)	Dec. 06, 2022 USD ($)	Jun. 17, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jan. 07, 2022 USD ($)	Dec. 20, 2021 USD ($)	Jan. 31, 2025 USD ($) shares	Aug. 31, 2024 $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 05, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Jun. 30, 2027	Aug. 08, 2026 USD ($)	Aug. 08, 2025 USD ($)	Jun. 30, 2025 $ / shares	Jun. 25, 2025 USD ($)	May 21, 2025 USD ($)	Oct. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares	Jun. 17, 2022 $ / shares	Jan. 28, 2022 $ / shares	Sep. 22, 2021 USD ($)
Short-Term Debt [Line Items]
Interest expense																															$ 2,092,965	$ 2,210,998	$ 2,176,868	$ 2,083,735		$ 4,303,963	$ 4,260,603	$ 8,091,412	$ 7,124,527
Principal amount		$ 6,200,000																$ 21,000,000																	$ 6,200,000
Principal payment																																							1,599,569
Convertible debt																					$ 66,000,000
Project finance package convertible debenture																								$ 50,000,000
Debt Instrument, Fee Amount																								51,000,000
Project finance package amount																		67,000,000
Debt amount available under stream																		46,000,000
Previously proposed																		37,000,000
Gross proceeds received																		$ 9,000,000
Royalty percentage		1.65%					0.35%	0.35%			0.35%	0.35%						1.35%					1.35%
comprehensive (loss) income.																		$ 6,980,932													$ 23,811,117	$ (4,313,671)	(3,426,642)	(5,293,664)		$ 19,497,446	(8,720,306)	$ (29,152,646)	(12,877,752)
Effective interest rate				10.60%					10.70%																						10.60%	10.60%				10.60%		10.70%
Interest expense																															$ 9,545	$ 8,907	13,997	27,008		$ 18,451	41,005	$ 50,560	23,669
Loss on debt settlement, interest by issuance of shares																																						$ 397,016	268,889
Debt description																		The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.							As consideration for Sprott advancing the debt facility the Company granted Sprott a royalty for 1.0% of life-of-mine gross revenue from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey and a 0.70% rate will apply to claims outside of these areas.							The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, and 27.76 $/oz to $31.96 $/oz for silver				The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production		The key assumptions used in the revaluation are production of 676,000,000 lbs of zinc, 366,000,000 lbs of lead, 8,800,000 oz of silver over 14 years and commodity prices of 1.20 $/lb to 1.27 $/lb for zinc, 0.94 $/lb to 0.97 $/lb for lead, and 27.61 $/oz to $31.7 $/oz for silver.
Debt Conversion, Converted Instrument, Amount																		$ 740,956
Stream debenture non current																		45,259,044
Accertion expenses																															625,279	$ 945,295	1,178,156	1,099,060		$ 1,570,574	2,277,216	$ 4,003,934	2,516,593
Gain loss on revaluation liability																															549,854	4,699,460	2,748,000	217,000		4,149,606	2,531,000	230,000	3,128,956
Stream debenture				$ 53,796,540					$ 56,987,000																							53,796,540						56,987,000
Long term loans payable				$ 36,379,996					$ 31,802,708																						$ 35,526,913	$ 36,379,996				$ 35,526,913		$ 31,802,708
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				147,319,757					147,219,360																						232,888,660	147,319,757				232,888,660		147,219,360
Other interest expense																																							1,708
Net liability				$ 5,364,818					$ 5,494,151																						$ 3,950,572	$ 5,364,818				$ 3,950,572		5,494,151	5,244,757
Net liability - Series two				13,565,280					13,898,481																						8,243,767	13,565,280				8,243,767		13,898,481	13,458,570
Interest payable									510,411																						444,167					444,167		510,411
Net liability - Series three																															2,296,941					2,296,941
Transactions costs				51,204,163					52,923,747									740,956														51,204,163						52,923,747	51,138,000
Deposits																																												$ 1,000,000
Metals Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest rate		1.65%																																	1.65%
Principal amount		$ 4,000,000																																	$ 4,000,000
Gain (loss) on debt modification																																				29,580,954
Gains (loss) on extinguishment debt																																				$ (29,580,954)
Maturity date		Jun. 05, 2030
Deposits		$ 46,000,000																																	46,000,000
Tranche 1 Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																1,280,591										1,280,591
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 0.16																					$ 0.16
Tranche 2 Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																400,000																														400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																														$ 0.16	0.16
Tranche 4 Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																476,793
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																															$ 0.12
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares		252,215,751																							7,392,859			9,803,574	6,377,271							252,215,751
Common Stock [Member] | Metals Purchase Agreement [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares		200,000,000
First Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Effective interest rate																15.00%
Debt description																the number of U.S. dollars equal to 609,805 ounces of silver
Loans																$ 1,200,000
Principal amount																16,422,039
Long term loans payable										$ 1,201,781			$ 1,076,563	$ 5,422,474	$ 5,352,438	13,225,005
Second Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description															the number of U.S. dollars equal to 200,000 ounces of silver
Principal amount															$ 6,369,000
Third Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description														the number of U.S. dollars equal to 198,777 ounces of silver
Principal amount														$ 6,321,112
Fourth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description													the number of U.S. dollars equal to 39,620 ounces of silver
Principal amount													$ 1,250,000
Fifth Tranche Silver Loan [Member]
Short-Term Debt [Line Items]
Debt description										the number of U.S. dollars equal to 50,198 ounces of silver
Principal amount										$ 1,478,847
Silver Loan [Member]
Short-Term Debt [Line Items]
Gain (loss) on debt modification																																				$ 468,878
Changes in fair value of credit risk																															2,961,015					9,029,947
Gains (loss) on extinguishment debt																																				(468,878)
Silver Loan [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fee Amount																																									$ 249,000	$ 249,000
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest payable				284,741					510,411																							284,741		70,093				510,411	510,411
Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																																540,898		288,372				(1,107,109)	554,787
Other Comprehensive Income (Loss) [Member] | Silver Loan [Member] | Credit Risk [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																															3,096,220					4,587,864
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense																																499,315		504,863				2,030,548	2,368,233
Interest Expense [Member]
Short-Term Debt [Line Items]
Accertion expenses																															407,721	563,705				971,426		1,615,066	233,407
Accretion expense																																	226,840	258,940
Other expenses																																					485,784
Consolidated Balance Sheet [Member]
Short-Term Debt [Line Items]
Interest expense																																						510,411
Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																					$ 15,000,000	$ 6,000,000
Increase in debt																						$ 5,000,000
Maturity date, description																					matured on March 31, 2025	matures on July 7, 2023				the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment	the maturity date of CD1 from March 31, 2025, to March 31, 2026			maturity date would be amended from July 7, 2023 to March 31, 2025
Effective interest rate																					10.50%	7.50%
Debt instrument convertible conversion price | $ / shares																																																$ 0.0029	$ 0.30
Changes in fair value of credit risk																															1,081,127	78,364	(498,263)	157,232		1,002,763	(655,495)	(890,258)	1,673,776
Convertible Debt [Member] | Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																															255,009		475,762			795,907	764,134
Convertible Debt [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Short-Term Debt [Line Items]
Debt advance payment																					$ 2,000,000						$ 2,000,000
Gain (loss) on debt modification																																						941,861	3,833
Gains (loss) on extinguishment debt																																						(941,861)	(3,833)
Convertible Debt [Member] | Maturity Date [Member]
Short-Term Debt [Line Items]
Debt advance payment																					9,000,000						9,000,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Principal amount																				$ 5,000,000
Gain (loss) on debt modification																		(222,754)
Debt description																				The Bridge Loan bears interest at 10.5% per annum and matures at the earlier of (i) the advance of the Stream, or (ii) June 30, 2024. In addition, the minimum quantity of metal delivered under the Stream, if advanced, would increase by
Loan description																				5.00%
Gains (loss) on extinguishment debt																		$ 222,754
Bridge Loan [Member] | Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense																																							346,550
Debt Facility [Member]
Short-Term Debt [Line Items]
Interest rate																		10.00%
Principal amount							$ 6,000,000	$ 5,000,000										$ 21,000,000							$ 6,000,000
Debt advance payment																		$ 5,000,000
Effective interest rate																		10.00%
Interest expense																																				$ 786,111
Debt description																		The maturity date of any drawings under the Debt Facility will be
Accertion expenses																																						31,280
Debt Instrument, Term																		2 years
Interest rate																		15.00%
Maturity date																		Jun. 30, 2030																		Jun. 30, 2030
Royalties payment																		$ 20,000,000
Proceeds from debt											$ 5,000,000	$ 5,000,000
Net liability				$ 20,060,254					$ 9,236,610																						14,027,760	20,060,254				$ 14,027,760		$ 9,236,610
Accertion expenses																															334,440	$ 525,540
Extinguishment of debt, amount																																				155,731
Other expenses																																				578,975
Debt pricinpal		$ 6,000,000
Interest Expense, Long-Term Debt		$ 200,000
Shares issued for repayment | shares		57,142,857
Repayment of debt interest, shares | shares		1,904,762
Repayments of Debt																																				2,000,000
Accretion Expense, Including Asset Retirement Obligations																															$ 342,371					$ 681,596
Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																															7.50%					7.50%
Principal amount																															$ 6,000,000					$ 6,000,000
Maturity date, description																										the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment
Debt instrument convertible conversion price | $ / shares																										$ 0.30																	$ 0.30
Gain (loss) on debt modification																																				3,077,155
Interest expense																																			193,459
Gains (loss) on extinguishment debt																																				(3,077,155)
Accertion expenses																															37,911
Maturity date	[1],[2],[3]			Mar. 31, 2028					Mar. 31, 2028
Decrease in conversion price | $ / shares																																											0.105
Gain loss on settlement of interest																															$ 824					$ 285,565
Extinguishment of debt, amount																																	$ 133,232				$ 203,325
Series One Convertible Debt [Member] | Host Debt [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount		$ 3,912,661
Transaction costs		52,161
Series One Convertible Debt [Member] | Conversion Option Valued [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount		1,928,753
Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																															10.50%					10.50%
Principal amount																															$ 15,000,000					$ 15,000,000
Maturity date, description																										the maturity date of CD2 from March 31, 2026, to March 31, 2029
Debt instrument convertible conversion price | $ / shares																																											0.29
Gain (loss) on debt modification																															3,077,155
Interest expense																																			$ 684,041
Gains (loss) on extinguishment debt																															(3,077,155)
Accertion expenses																															79,002
Maturity date	[1],[2],[3]			Mar. 31, 2029					Mar. 31, 2029
Decrease in conversion price | $ / shares																																											$ 0.105
Series Two Convertible Debt [Member] | Host Debt [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount		8,164,765
Transaction costs		130,401
Series Two Convertible Debt [Member] | Conversion Option Valued [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount		$ 6,482,376
Series Three Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate		5.00%																																	5.00%
Principal amount		$ 4,000,000																																	$ 4,000,000
Maturity date, description		matures on June 5, 2030
Debt instrument convertible conversion price | $ / shares		$ 0.105																																	$ 0.105
Accertion expenses																															$ 28,545					$ 28,545
Series Three Convertible Debt [Member] | Host Debt [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount		$ 2,268,397
Transaction costs		174,576
Series Three Convertible Debt [Member] | Conversion Option Valued [Member]
Short-Term Debt [Line Items]
Debt Conversion, Original Debt, Amount		1,558,941
Minimum [Member] | Silver Loan [Member]
Short-Term Debt [Line Items]
Interest rate																															13.50%					13.50%
Minimum [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																															5.00%					5.00%
Minimum [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																															5.00%					5.00%
Maximum [Member] | Silver Loan [Member]
Short-Term Debt [Line Items]
Interest rate																															15.00%					15.00%
Maximum [Member] | Silver Loan [Member] | Definitive Agreements [Member]
Short-Term Debt [Line Items]
Loans																$ 1,200,000
Maximum [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																															7.50%					7.50%
Maximum [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate																															10.50%					10.50%
Multi-metal Stream [Member]
Short-Term Debt [Line Items]
Convertible debt																								37,000,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Non convertible promissory note																																																		$ 2,500,000
Interest rate																																																		15.00%
Percentage of one time penalty																	$ 10
Principal amount																	99,569										99,569
Convertible debt																	$ 150,000										150,000
Debt advance payment																			$ 18,000								$ 15,000
Non Convertible Promissory Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible debt																			120,000
Non Convertible Promissory Notes Payable [Member] | Another Party [Member]
Short-Term Debt [Line Items]
Convertible debt																			$ 120,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense																																							$ 189,179
RCD Note [Member]
Short-Term Debt [Line Items]
Interest rate																							9.00%
Principal amount																							$ 8,000,000
Convertible debt																		$ 96,000,000						8,000,000						$ 8,000,000
Royalty percentage																		1.85%					1.85%
Maturity date, description																														maturity date from July 7, 2023 to March 31, 2025
CD1 Note [Member]
Short-Term Debt [Line Items]
Convertible debt																								5,000,000
Increase in debt																								$ 6,000,000
Debt instrument convertible conversion price | $ / shares				$ 0.209					$ 0.208																							$ 0.209						$ 0.208	$ 0.227
CD1 Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price | $ / shares																										$ 0.30
CD2 Note [Member]
Short-Term Debt [Line Items]
Convertible debt																					$ 15,000,000
Debt instrument convertible conversion price | $ / shares				$ 0.202					$ 0.202																							$ 0.202						$ 0.202	$ 0.219
CD2 Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date, description																										March 31, 2026, to March 31, 2029
Debt instrument convertible conversion price | $ / shares																										$ 0.29
CD1 And CD2 Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt advance payment																		$ 6,000,000
CD1 And CD2 Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt advance payment																		$ 15,000,000
Convertible Debt One [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date, description																										the maturity date of CD1 from March 31, 2026, to March 31, 2028
Gain (loss) on debt modification																																						$ 366,201	$ 58,657
Gains (loss) on extinguishment debt																																						(366,201)	(58,657)
Convertible Debt Two [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date, description																										the maturity date of CD2 from March 31, 2026, to March 31, 2029
Silver Loan [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																																$ 6,068,932						2,820,533
Silver Loan [Member] | Other Comprehensive Income (Loss) [Member] | Credit Risk [Member]
Short-Term Debt [Line Items]
Changes in fair value of credit risk																																1,491,644						2,703,914
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate						12.00%
Principal amount				$ 3,088,000																												3,088,000
Interest expense																																$ 7,097
Advance received			$ 312,000		$ 2,325,000	$ 763,000
Unsecured Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount						$ 3,400,000
Teck Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate						12.00%
Principal amount																																													$ 4,400,000
Interest expense																															$ 80,064					$ 87,160
Advance received					$ 2,325,000	$ 763,000
Face amount																																													$ 1,000,000
Interest outstanding
Teck Promissory Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount						$ 3,400,000
Teck Standby Facility [Member]
Short-Term Debt [Line Items]
Long-Term Line of Credit		$ 10,000,000																																	$ 10,000,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate		15.00%																																	15.00%					13.50%
Line of Credit Facility, Description		The facility will be available to the Company, until the earlier of (i) June 30, 2028, or (ii) the date on which the Bunker Hill project hits 90% of name plate capacity or on the date on which the Company is cash flow positive for a quarter, unless terminated earlier by Teck.

[1]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
[2]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[3]	The conversion price of the CD1, CD2 and CD3 are $